Other Receivables and Prepayment (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other receivables and prepayment
	December 31, 2020	December 31, 2019
Current
Advances to suppliers	$670,027	$197,824
VAT recoverable (1)	701,670	410,385
Advances to business partners	7,349,481	4,688,880
Other receivables from Investor (3)	-	21,501,677
Others	3,309,149	409,362
	12,030,327	27,208,128
Less: allowance for expected credit losses	(4,033,949)	(136,887)
	$7,996,378	$27,071,241
Non-current
Loans to employees	47,196	68,590
Partial payment for the acquisition of a subsidiary (4)	60,248,460	14,334,451
Advances to third party business partners (2)	2,498,352	2,233,362
Deposit for equity investment (5)	306,546	-
Loan to minority shareholders (6)	3,041,037	-
Other	493,950	-
	66,635,541	16,636,403
Less: allowance for expected credit losses	(5,257,121)	-
	$61,378,420	16,636,403
(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.

(2)	In 2019, the advances to third party business partners were unsecured, interest-free and repayable in June 2021. In 2020, the advance to a third party business partner is unsecured, bears interest at 3% per annum and repayable in July 2022.

(3)	The balance represented $21,501,677 receivable from Hangzhou Maijie Investment Co., Ltd., a subsidiary of Geely Technology Group Co., Ltd. (“Geely Technology”) for the subscription of preferred shares, which was settled in January 2020. See Note 11 for more discussion.

(4)	On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2020, $35,150,770 of cash payment has been made, 2,708,498 of common shares were issued at USD7.00 per share, amounting to $18,959,486 and 1,500,310 of series B preferred shares were issued at USD4.09 per share, amounting to $6,138,204. The acquisition was completed on March 17, 2021.

(5)	Deposit for equity investment in Nanjing Antong Meteorological Data Co., Ltd. and Nanjing Weida Electronic Technology Co., Ltd.

(6)	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2022.